INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Current and non-current income tax assets	$ 58	$ 72
Non-recognized losses	8,968	9,381
Deferred tax liabilities	26	36
Recognized losses	388	410
Pillar Two Tax
Income taxes
Recognized losses	8,098
Unused tax credits for Pillar Two Tax	126
Luxembourg
Income taxes
Non-recognized losses	6,232	6,776
Netherlands
Income taxes
Non-recognized losses	2,572	2,352
Pakistan, Uzbekistan and Kazakhstan
Income taxes
Deferred tax liabilities	19	29
Foreign subsidiaries outside Netherlands
Income taxes
Undistributed earnings of VEON's foreign subsidiaries	6,241	6,105
Pakistan Mobile Communications Limited
Income taxes
Estimated financial effect of contingent liabilities	$ 355	$ 193